Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (260,156)	₩ (753,220)
Change due to fair value	97,138	743,697
Reclassification:
Change due to impairment or disposal	(85,474)	(23,281)
Effect of hedge accounting	144,750	(75,020)
Hedging	(124,020)	(9)
Effects from exchange rate fluctuations	(218,866)	148,192
Remeasurements of the defined benefit plans	21,422	(75,595)
Deferred income taxes	(8,794)	(152,074)
Transfer To Other Account	27,825	5,860
Non-controlling interests	1,994	(78,706)
Ending balance	(404,181)	(260,156)
Items that are or may be reclassified to profit or loss
Accumulated other comprehensive income [Line Items]
Beginning balance	76,505	(460,958)
Change due to fair value	125,975	735,394
Reclassification:
Change due to impairment or disposal	(99,416)	(23,281)
Effect of hedge accounting	144,750	(75,020)
Hedging	(124,020)	(9)
Effects from exchange rate fluctuations	(219,587)	147,899
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	553	(169,020)
Transfer To Other Account	0	0
Non-controlling interests	2,054	(78,500)
Ending balance	(93,186)	76,505
Gain(loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	233,328	(51,300)
Change due to fair value	(3,601)	491,953
Reclassification:
Change due to impairment or disposal	(105,274)	(23,281)
Effect of hedge accounting	0	0
Hedging	(4,395)	(731)
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	26,486	(115,856)
Transfer To Other Account	0	0
Non-controlling interests	285	(67,457)
Ending balance	146,829	233,328
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance	71,621	(79,057)
Change due to fair value	125,298	225,706
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	74	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(35,074)	(62,739)
Transfer To Other Account	0	0
Non-controlling interests	0	(12,289)
Ending balance	161,919	71,621
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	8,193	4,891
Change due to fair value	(1,080)	3,353
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	(355)	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(1,883)	(51)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	4,875	8,193
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(217,465)	(321,853)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	5,858	0
Effect of hedge accounting	0	0
Hedging	45,083	(49,361)
Effects from exchange rate fluctuations	(219,306)	147,899
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	7,000	7,233
Transfer To Other Account	0	0
Non-controlling interests	1,769	(1,383)
Ending balance	(377,061)	(217,465)
Net loss from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(33,711)	(17,751)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	144,750	(75,020)
Hedging	(164,708)	50,083
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	5,498	6,348
Transfer To Other Account	0	0
Non-controlling interests	0	2,629
Ending balance	(48,171)	(33,711)
Other comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance	14,539	4,112
Change due to fair value	5,358	14,382
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(1,474)	(3,955)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	18,423	14,539
Items that will never be reclassified to profit or loss
Accumulated other comprehensive income [Line Items]
Beginning balance	(336,661)	(292,262)
Change due to fair value	(28,837)	8,303
Reclassification:
Change due to impairment or disposal	13,942	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	721	293
Remeasurements of the defined benefit plans	21,422	(75,595)
Deferred income taxes	(9,347)	16,946
Transfer To Other Account	27,825	5,860
Non-controlling interests	(60)	(206)
Ending balance	(310,995)	(336,661)
Remeasurements of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(401,532)	(346,682)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	21,422	(75,595)
Deferred income taxes	(5,610)	20,951
Transfer To Other Account	0	0
Non-controlling interests	(60)	(206)
Ending balance	(385,780)	(401,532)
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(16)	(8)
Change due to fair value	(15)	(11)
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	5	3
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	(26)	(16)
Gain (loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	73,142	54,258
Change due to fair value	(19,133)	19,935
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	721	293
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(2,573)	(7,204)
Transfer To Other Account	27,825	5,860
Non-controlling interests	0	0
Ending balance	79,982	73,142
Changes in own credit risk on financial liabilities designated under fair value option
Accumulated other comprehensive income [Line Items]
Beginning balance	(8,255)	170
Change due to fair value	(9,689)	(11,621)
Reclassification:
Change due to impairment or disposal	13,942	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(1,169)	3,196
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	₩ (5,171)	₩ (8,255)